Basic and Diluted Net Loss per Share -Earnings Per Share Computation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to Agora, Inc.'s ordinary shareholders - basic	$ (42,727)	$ (87,219)	$ (120,380)
Net loss attributable to Agora, Inc.'s ordinary shareholders - diluted	$ (42,727)	$ (87,219)	$ (120,380)
Denominator:
Weighted-average ordinary shares outstanding- basic	373,122,317	398,384,385	446,426,914
Weighted-average ordinary shares outstanding- diluted	373,122,317	398,384,385	446,426,914
Basic loss per share	$ (0.11)	$ (0.22)	$ (0.27)
Diluted loss per share	$ (0.11)	$ (0.22)	$ (0.27)